Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax	$ (4,382,602)	$ (1,229,797)
State tax, net of Federal benefit	(891,129)	(250,059)
Change in warrant value	537,535
Write-off of acquisition and other receivables	238,540
Other	108,439	71,971
Valuation allowance	5,087,396	5,087,396
Total income tax provision (benefit)	$ 698,303	$ (698,303)
Effective tax rate	(3.30%)	11.92%